Summary of significant accounting policies - Leases (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 2,755,413		¥ 17,559,142
2023	745,946		4,753,618
2024	760,169		4,844,256
2025 and thereafter	549,831		3,503,856
Total future lease payments	4,811,359		30,660,872
Less: Imputed interest	990,232		6,310,358
Total lease liability balance	$ 3,821,127		¥ 24,350,514	¥ 44,486,728
Operating Lease, Liability, Statement of Financial Position [Extensible List]				Accrued Liabilities and Other Liabilities, Other Liabilities, Noncurrent
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other Assets, Noncurrent		Other Assets, Noncurrent	Other Assets, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued Liabilities and Other Liabilities		Accrued Liabilities and Other Liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent		Other Liabilities, Noncurrent
ROU assets	$ 3,954,327		¥ 25,199,346	¥ 45,217,671
Current lease liabilities	$ 1,935,029		¥ 12,331,166	¥ 16,871,785
Weighted average remaining lease term (in years)	1 year 4 months 17 days		1 year 4 months 17 days
Weighted average discount rate (as a percent)	6.20%		6.20%
Operating lease cost	$ 2,815,766	¥ 17,943,753
Lease Cost Capitalized			¥ 0
Supplemental cash flow information related to operating leases
Cash payments for operating leases	$ 3,185,287	¥ 20,298,560